UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

Spectrum Moderate Allocation Fund

Investor Class (TRPBX)

This annual shareholder report contains important information about Spectrum Moderate Allocation Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Allocation Fund - Investor Class	$56	0.54%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific Morningstar Moderate Target Risk Index, the fund had some contributing factors that had a positive impact on relative returns. Security selection in the underlying U.S. small-cap core equity strategy contributed for the trailing one-year period, as did selection in the underlying alternatives strategy. The fund’s allocations to these strategies outpaced their respective style-specific benchmarks, which added value on a relative basis.

  On the negative side, security selection dragged on relative returns overall. Selection among U.S. large-cap core equities was a leading detractor during the period as this allocation trailed its style benchmark. Additionally, diversifying exposure to real assets equities detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,501	9,174	9,526
2015	9,716	9,457	9,703
2016	9,213	8,666	9,310
2016	9,838	9,458	9,927
2016	10,210	9,839	10,311
2016	10,154	9,805	10,255
2017	10,718	10,579	10,771
2017	11,149	11,116	11,064
2017	11,529	11,522	11,352
2017	11,987	12,221	11,784
2018	12,197	12,568	11,885
2018	12,202	12,432	11,893
2018	12,420	12,837	12,187
2018	11,969	12,101	11,763
2019	12,423	12,462	12,176
2019	12,455	12,271	12,192
2019	12,990	12,802	12,648
2019	13,447	13,756	13,226
2020	13,152	12,946	12,872
2020	13,112	12,937	12,932
2020	14,518	14,917	14,064
2020	15,235	15,821	14,783
2021	16,026	16,862	15,326
2021	16,844	18,351	16,229
2021	17,409	19,189	16,674
2021	17,052	18,870	16,330
2022	16,306	18,179	15,907
2022	15,257	17,106	15,030
2022	14,672	16,141	14,383
2022	14,835	16,677	14,619
2023	14,834	16,677	14,666
2023	15,171	17,252	14,798
2023	15,730	18,393	15,315
2023	15,909	18,680	15,432
2024	17,061	20,538	16,442
2024	17,565	21,315	16,735
2024	18,362	22,704	17,696
2024	18,808	23,559	18,078
2025	18,802	23,630	18,063
2025	18,978	24,225	18,495

202501-4140694, 202507-4490064

F102-052 7/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Moderate Allocation Fund (Investor Class)	8.05%	7.68%	6.62%
MSCI All Country World Index Net (Regulatory Benchmark)	13.65	13.37	9.25
Morningstar Moderate Target Risk Index (Strategy Benchmark)	10.52	7.42	6.34

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,980,626
  Number of Portfolio Holdings1,747
  Investment Advisory Fees Paid (000s)$7,279
  Portfolio Turnover Rate45.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	50.9%
Bond Funds	16.5
Equity Funds	11.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.3
Private Investment Companies	4.3
Corporate Bonds	3.3
U.S. Government & Agency Mortgage-Backed Securities	2.8
Asset-Backed Securities	1.1
Short-Term and Other	4.3

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Institutional Emerging Markets Equity Fund	4.5%
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.4
Blackstone Partners Offshore Fund	4.3
T. Rowe Price Real Assets Fund - I Class	4.0
U.S. Treasury Notes	3.3
T. Rowe Price Multi-Strategy Total Return Fund - I Class	3.0
T. Rowe Price Emerging Markets Bond Fund - I Class	2.7
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
T. Rowe Price Dynamic Global Bond Fund - I Class	2.6
Microsoft	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Moderate Allocation Fund

Investor Class (TRPBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

Spectrum Moderate Allocation Fund

I Class (TPPAX)

This annual shareholder report contains important information about Spectrum Moderate Allocation Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Allocation Fund - I Class	$43	0.41%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific Morningstar Moderate Target Risk Index, the fund had some contributing factors that had a positive impact on relative returns. Security selection in the underlying U.S. small-cap core equity strategy contributed for the trailing one-year period, as did selection in the underlying alternatives strategy. The fund’s allocations to these strategies outpaced their respective style-specific benchmarks, which added value on a relative basis.

  On the negative side, security selection dragged on relative returns overall. Selection among U.S. large-cap core equities was a leading detractor during the period as this allocation trailed its style benchmark. Additionally, diversifying exposure to real assets equities detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
5/31/16	512,965	514,168	513,380
8/31/16	532,620	534,870	533,251
11/30/16	529,926	533,035	530,360
2/28/17	559,364	575,132	557,056
5/31/17	582,091	604,297	572,198
8/31/17	602,184	626,401	587,079
11/30/17	626,118	664,378	609,451
2/28/18	637,318	683,223	614,665
5/31/18	638,131	675,825	615,078
8/31/18	649,502	697,876	630,305
11/30/18	626,194	657,870	608,343
2/28/19	649,932	677,468	629,700
5/31/19	651,624	667,085	630,552
8/31/19	679,924	695,937	654,107
11/30/19	704,112	747,850	684,022
2/29/20	688,970	703,794	665,713
5/31/20	686,883	703,308	668,816
8/31/20	760,854	810,935	727,363
11/30/20	798,747	860,095	764,564
2/28/21	840,528	916,688	792,639
5/31/21	883,426	997,610	839,345
8/31/21	913,031	1,043,193	862,337
11/30/21	894,943	1,025,836	844,566
2/28/22	856,108	988,272	822,674
5/31/22	801,347	929,948	777,317
8/31/22	770,956	877,484	743,871
11/30/22	779,615	906,626	756,083
2/28/23	779,465	906,626	758,512
5/31/23	797,883	937,858	765,338
8/31/23	827,193	999,894	792,057
11/30/23	836,895	1,015,537	798,102
2/29/24	898,200	1,116,497	850,356
5/31/24	924,630	1,158,784	865,517
8/31/24	967,098	1,234,267	915,184
11/30/24	990,543	1,280,770	934,968
2/28/25	990,987	1,284,638	934,191
5/31/25	1,000,649	1,316,981	956,533

202501-4140694, 202507-4490064

F209-052 7/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Spectrum Moderate Allocation Fund (I Class)	8.22%	7.82%	7.84%
MSCI All Country World Index Net (Regulatory Benchmark)	13.65	13.37	11.12
Morningstar Moderate Target Risk Index (Strategy Benchmark)	10.52	7.42	7.32

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,980,626
  Number of Portfolio Holdings1,747
  Investment Advisory Fees Paid (000s)$7,279
  Portfolio Turnover Rate45.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	50.9%
Bond Funds	16.5
Equity Funds	11.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.3
Private Investment Companies	4.3
Corporate Bonds	3.3
U.S. Government & Agency Mortgage-Backed Securities	2.8
Asset-Backed Securities	1.1
Short-Term and Other	4.3

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Institutional Emerging Markets Equity Fund	4.5%
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.4
Blackstone Partners Offshore Fund	4.3
T. Rowe Price Real Assets Fund - I Class	4.0
U.S. Treasury Notes	3.3
T. Rowe Price Multi-Strategy Total Return Fund - I Class	3.0
T. Rowe Price Emerging Markets Bond Fund - I Class	2.7
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
T. Rowe Price Dynamic Global Bond Fund - I Class	2.6
Microsoft	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Moderate Allocation Fund

I Class (TPPAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRPBX Spectrum Moderate
Allocation Fund
TPPAX Spectrum Moderate
Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Moderate Allocation Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 24.29 $ 21.67 $ 23.44 $ 28.39 $ 23.21
Investment activities
Net investment income
(1)(2)
0.54 0.51 0.41 0.31 0.29
Net realized and unrealized
gain/loss 1.36 2.85 (0.62) (2.69) 6.17
Total from investment
activities 1.90 3.36 (0.21) (2.38) 6.46
Distributions
Net investment income (0.63) (0.67) (0.41) (0.29) (0.30)
Net realized gain (1.00) (0.07) (1.15) (2.28) (0.98)
Total distributions (1.63) (0.74) (1.56) (2.57) (1.28)
NET ASSET VALUE
End of period $ 24.56 $ 24.29 $ 21.67 $ 23.44 $ 28.39

T. ROWE PRICE Spectrum Moderate Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
8.05% 15.78% (0.56)% (9.42)% 28.47%
(4)
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.72% 0.71% 0.71% 0.68% 0.66%
Net expenses after
waivers/payments by Price
Associates 0.54% 0.53% 0.52% 0.51% 0.52%
Net investment income 2.20% 2.23% 1.87% 1.15% 1.11%
Portfolio turnover rate 45.0% 46.9% 65.5% 80.3% 60.2%
Net assets, end of period (in
millions) $938 $1,048 $1,089 $1,295 $2,254
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 28.42%.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 24.26 $ 21.66 $ 23.43 $ 28.40 $ 23.21
Investment activities
Net investment income
(1)(2)
0.58 0.54 0.44 0.37 0.32
Net realized and unrealized
gain/loss 1.35 2.84 (0.62) (2.71) 6.17
Total from investment
activities 1.93 3.38 (0.18) (2.34) 6.49
Distributions
Net investment income (0.65) (0.71) (0.44) (0.35) (0.32)
Net realized gain (1.00) (0.07) (1.15) (2.28) (0.98)
Total distributions (1.65) (0.78) (1.59) (2.63) (1.30)
NET ASSET VALUE
End of period $ 24.54 $ 24.26 $ 21.66 $ 23.43 $ 28.40
Ratios/Supplemental Data
Total return
(2)(3)
8.22% 15.89% (0.43)% (9.29)% 28.61%
(4)
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.58% 0.58% 0.58% 0.56% 0.56%
Net expenses after waivers/
payments by Price Associates 0.41% 0.40% 0.39% 0.39% 0.41%
Net investment income 2.35% 2.36% 2.01% 1.40% 1.21%
Portfolio turnover rate 45.0% 46.9% 65.5% 80.3% 60.2%
Net assets, end of period (in
millions) $1,043 $951 $980 $1,077 $605
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 28.57%.

T. ROWE PRICE Spectrum Moderate Allocation Fund
May 31, 2025

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.1%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.106%, 4/15/35 (1) 340,000 339
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  194,000 194
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  310,000 316
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 205,000 204
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 188,100 185
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 113
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 79,061 79
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 105,000 107
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.422%, 12/26/31 (1) 142,082 143
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.822%, 12/26/31 (1) 142,082 143
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 53,698 53
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  210,000 205
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  50,000 50
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  180,000 181
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  90,000 91

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  105,000 106
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 150,000 152
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  240,000 245
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.589%, 1/18/38 (1) 325,000 326
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.906%, 1/15/40 (1) 250,000 249
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 132,735 133
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 555,000 535
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 101
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 205,000 206
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 125,000 125
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 30,000 30
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 435,404 427
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 109,770 109
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 185,879 180
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.956%, 1/15/38 (1) 250,000 251

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 78,459 80
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 66,835 68
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.78%, 1/17/37 (1) 250,000 251
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 185,000 187
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 115,000 116
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 80,000 81
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  214,793 215
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  65,000 66
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  700,000 700
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  145,000 146
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 680,000 687
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 165,000 169
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 192,500 175
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 254,309 261
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 99,112 99

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 105,000 106
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 156,692 159
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 232,125 232
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.626%, 7/15/35 (1) 320,000 320
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 5.999%, 1/20/37 (1) 275,000 276
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 97
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 425,000 429
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 269,329 270
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 65,506 67
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 59,551 61
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 304

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.33%, 7/17/36 (1) 295,000 295
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.589%, 1/20/39 (1) 310,000 310
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.558%, 11/13/31 (1) 208,410 208
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.609%, 11/26/37 (1) 250,000 250
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.969%, 11/26/37 (1) 250,000 250
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 19,507 20
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 105,000 107
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 102
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 108,824 110
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.976%, 11/15/36 (1) 315,000 316
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 69,825 70
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 480,000 466
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 8/20/32 (1) 331,623 331
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.806%, 4/15/37 (1) 465,000 467
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 5.956%, 10/15/39 (1) 260,000 260

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  124,517 123
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  194,451 194
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  54,368 54
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  135,000 135
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  315,000 317
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 235,000 235
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 230,000 233
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 426,000 434
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 409,081 372
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 85,000 86
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 45,000 46
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 235,000 238
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 50,000 51
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.832%, 4/25/37 (1) 625,000 627
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 252,626 245

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.919%, 1/20/32 (1) 250,000 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.456%, 10/15/31 (1) 454,181 455
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  300,000 303
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.456%, 7/15/30 (1) 38,482 38
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 111,873 111
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.469%, 1/20/32 (1) 140,942 141
Trinitas X
Series 2019-10A, Class AR, CLO, FRN
3M TSFR + 1.38%, 5.636%, 1/15/35 (1) 295,000 295
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 96,222 97
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 87,122 88
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  185,000 185
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.473%, 4/20/38 (1) 620,000 619
Total Asset-Backed Securities (Cost $21,113) 21,139
BOND FUNDS  16.5%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.85% (2)
(3) 6,482,324 50,562
T. Rowe Price Emerging Markets Bond Fund - I Class,
6.39% (2)(3) 5,880,787 53,692
T. Rowe Price Inflation Protected Bond Fund - I Class,
4.32% (2)(3) 835,458 8,714
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.16% (2)(3) 2,429,235 22,883

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.00% (2)(3) 6,447,873 50,616
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.90% (2)(3) 10,270,269 87,811
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 3.67% (2)(3) 1,881,661 8,957
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.92% (2)(3) 6,209,651 43,591
Total Bond Funds (Cost $364,184) 326,826
COMMON STOCKS  50.9%
COMMUNICATION SERVICES  3.7%
Diversified Telecommunication Services  0.2%
AST SpaceMobile (4) 908 21
BT Group (GBP) (5) 790,173 1,913
KT (KRW)  38,173 1,410
3,344
Entertainment  0.7%
Atlanta Braves Holdings, Class C (4) 9,261 376
Liberty Media Corp-Liberty Live, Class C (4) 24,849 1,813
Madison Square Garden Sports (4) 1,195 227
Netflix (4) 8,525 10,291
Sea, ADR (4) 6,797 1,090
13,797
Interactive Media & Services  2.2%
Alphabet, Class A  13,944 2,395
Alphabet, Class C  119,070 20,581
Meta Platforms, Class A  27,932 18,086
Pinterest, Class A (4) 36,301 1,129
Reddit, Class A (4) 2,848 320
Tencent Holdings (HKD)  11,400 719
Vimeo (4) 58,381 254
43,484
Media  0.2%
Comcast, Class A  47,320 1,636
MNTN, Class A (4) 5,138 130
WPP (GBP)  177,118 1,430
3,196
Wireless Telecommunication Services  0.4%
KDDI (JPY)  112,200 1,942

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T-Mobile U.S.  26,704 6,468
8,410
Total Communication Services 72,231
CONSUMER DISCRETIONARY  5.4%
Automobile Components  0.2%
Autoliv, SDR (SEK)  15,116 1,562
Denso (JPY)  93,800 1,266
Dowlais Group (GBP)  355,064 318
Magna International  14,347 521
3,667
Automobiles  0.5%
Subaru (JPY)  50,000 918
Suzuki Motor (JPY)  106,000 1,345
Tesla (4) 16,574 5,742
Toyota Motor (JPY)  154,000 2,932
10,937
Broadline Retail  1.6%
Alibaba Group Holding (HKD)  40,336 574
Amazon.com (4) 133,245 27,316
Global-e Online (4) 7,960 254
Isetan Mitsukoshi Holdings (JPY) (5) 91,400 1,382
Next (GBP)  13,590 2,358
Ollie's Bargain Outlet Holdings (4) 95 11
Savers Value Village (4) 31,294 314
32,209
Diversified Consumer Services  0.0%
Bright Horizons Family Solutions (4) 2,269 293
Duolingo (4) 176 91
Frontdoor (4) 3,869 213
597
Hotels, Restaurants & Leisure  1.1%
Amadeus IT Group (EUR)  21,557 1,793
Booking Holdings  792 4,371
Cava Group (4) 80 6
Chipotle Mexican Grill (4) 32,488 1,627
Compass Group (GBP)  90,725 3,190
DoorDash, Class A (4) 4,879 1,018
Dutch Bros, Class A (4) 5,869 424
Life Time Group Holdings (4) 4,186 120
McDonald's  18,682 5,863
Planet Fitness, Class A (4) 10,191 1,048

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Red Rock Resorts, Class A  5,965 287
Sportradar Group, Class A (4) 12,547 300
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (4)(6)(7)(8) 51,774 193
Wingstop  1,623 554
Wyndham Hotels & Resorts  3,439 285
21,079
Household Durables  0.3%
Champion Homes (4) 3,422 224
Installed Building Products  1,873 299
Panasonic Holdings (JPY)  137,300 1,573
Persimmon (GBP)  47,668 857
Sony Group (JPY)  130,500 3,493
6,446
Leisure Products  0.0%
Peloton Interactive, Class A (4) 46,013 327
327
Specialty Retail  1.5%
AutoZone (4) 844 3,151
Burlington Stores (4) 1,341 306
Carvana (4) 20,286 6,637
Floor & Decor Holdings, Class A (4) 157 11
Home Depot  8,459 3,115
Kingfisher (GBP)  472,484 1,769
Lowe's  10,830 2,444
O'Reilly Automotive (4) 1,409 1,927
Ross Stores  35,305 4,946
TJX  24,758 3,142
Tractor Supply  24,023 1,163
Ulta Beauty (4) 3,878 1,828
30,439
Textiles, Apparel & Luxury Goods  0.2%
Birkenstock Holding (4) 7,136 384
Cie Financiere Richemont, Class A (CHF)  3,035 573
Kering (EUR)  5,148 1,006
Kontoor Brands  2,066 142
Lululemon Athletica (4) 1,093 346
Moncler (EUR)  22,480 1,407
Samsonite Group (HKD) (5) 291,900 548
4,406
Total Consumer Discretionary 110,107

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  2.9%
Beverages  0.4%
Coca-Cola  35,405 2,553
Diageo (GBP)  49,104 1,333
Heineken (EUR)  19,854 1,771
Keurig Dr Pepper  49,010 1,650
Primo Brands  310 10
7,317
Consumer Staples Distribution & Retail  0.4%
Dollar Tree (4) 16,304 1,472
Grocery Outlet Holding (4) 25,350 344
Seven & i Holdings (JPY)  121,300 1,825
Walmart  42,496 4,195
7,836
Food Products  0.7%
Ajinomoto (JPY)  45,500 1,138
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $174 (4)(6)(8) 9,408 —
Mondelez International, Class A  77,124 5,205
Nestle (CHF)  56,713 6,042
Post Holdings (4) 2,290 253
Simply Good Foods (4) 10,694 369
Wilmar International (SGD)  239,800 566
13,573
Household Products  0.7%
Colgate-Palmolive  60,924 5,662
Procter & Gamble  52,578 8,933
14,595
Personal Care Products  0.7%
BellRing Brands (4) 3,633 229
Interparfums  3,089 421
Kenvue  214,481 5,119
L'Oreal (EUR)  4,519 1,913
Olaplex Holdings (4) 116,996 154
Puig Brands, Class B (EUR) (4) 40,010 755
Unilever (GBP)  89,390 5,689
14,280
Total Consumer Staples 57,601

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ENERGY  2.2%
Energy Equipment & Services  0.5%
Cactus, Class A  4,892 201
Kodiak Gas Services  4,075 144
Schlumberger  140,756 4,652
TechnipFMC  129,940 4,048
Weatherford International  8,705 379
9,424
Oil, Gas & Consumable Fuels  1.7%
Antero Resources (4) 244 9
Chevron  21,688 2,965
ConocoPhillips  61,043 5,210
Delek U.S. Holdings  7,694 148
Diamondback Energy  10,459 1,407
DT Midstream  473 50
Equinor (NOK)  105,201 2,463
Expand Energy  28,076 3,260
Exxon Mobil  17,213 1,761
Magnolia Oil & Gas, Class A  6,333 136
MEG Energy (CAD)  6,673 117
PBF Energy, Class A  11,134 212
Phillips 66  10,752 1,220
Range Resources  87,527 3,330
Shell, ADR  40,557 2,686
TotalEnergies (EUR)  61,559 3,624
Valero Energy  32,125 4,143
Viper Energy  14,066 558
33,299
Total Energy 42,723
FINANCIALS  9.5%
Banks  3.2%
ANZ Group Holdings (AUD)  70,940 1,327
Banc of California  34,213 469
Banco Santander (EUR)  275,550 2,198
Bank of America  65,662 2,898
Barclays (GBP)  339,569 1,504
Blue Foundry Bancorp (4) 7,907 72
Cadence Bank  16,191 491
Citigroup  17,049 1,284
Columbia Banking System  20,865 488
CRB Group, Acquisition Date: 4/14/22, Cost $33 (4)(6)(8) 313 20
DBS Group Holdings (SGD)  53,906 1,860

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dime Community Bancshares  12,336 316
DNB Bank (NOK)  103,183 2,760
Dogwood State Bank (4) 6,656 100
East West Bancorp  8,534 778
Eastern Bankshares  19,246 289
Equity Bancshares, Class A  7,669 299
Erste Group Bank (EUR)  12,261 987
FB Financial  7,810 341
Five Star Bancorp  9,678 271
Flagstar Financial  6,919 80
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $67 (4)(6)(8) 6,708 30
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(6)(8) 1,212 1
HarborOne Bancorp  13,549 154
HDFC Bank (INR)  70,976 1,620
Home BancShares  10,739 304
Huntington Bancshares  98,024 1,532
ING Groep (EUR)  129,674 2,755
Intesa Sanpaolo (EUR)  303,391 1,694
JPMorgan Chase  47,217 12,465
Kearny Financial  13,802 83
KeyCorp  105,090 1,667
Live Oak Bancshares  11,106 305
Lloyds Banking Group (GBP)  1,973,269 2,055
Mitsubishi UFJ Financial Group (JPY)  218,500 3,056
National Bank of Canada (CAD)  22,657 2,230
Origin Bancorp  6,735 230
Pinnacle Financial Partners  6,506 691
Popular  2,297 238
Prosperity Bancshares  6,880 479
Renasant  11,889 417
Skandinaviska Enskilda Banken, Class A (SEK)  100,720 1,680
Societe Generale (EUR)  39,159 2,126
SouthState  7,895 693
Standard Chartered (GBP)  124,364 1,940
Sumitomo Mitsui Trust Group (JPY)  44,894 1,215
Texas Capital Bancshares (4) 6,770 485
UniCredit (EUR)  39,957 2,569
United Overseas Bank (SGD)  77,200 2,121
Western Alliance Bancorp  6,670 483
64,150

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital Markets  1.6%
Bridgepoint Group (GBP)  208,214 812
Brookfield (CAD)  30,834 1,781
Cboe Global Markets  4,004 917
Charles Schwab  77,009 6,803
CME Group  4,500 1,300
CVC Capital Partners (EUR)  52,065 969
Etoro Group, Class A (4) 2,076 123
Goldman Sachs Group  7,914 4,752
Hamilton Lane, Class A  5,213 777
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $138 (4)(6)(8) 9,842 138
Intercontinental Exchange  21,831 3,925
Julius Baer Group (CHF)  22,293 1,470
Macquarie Group (AUD)  11,509 1,588
Morgan Stanley  7,425 951
PJT Partners, Class A  2,156 325
S&P Global  5,261 2,698
StepStone Group, Class A  7,754 448
Stifel Financial  942 89
TMX Group (CAD)  22,174 896
30,762
Consumer Finance  0.3%
American Express  15,795 4,644
Capital One Financial  1,400 265
Encore Capital Group (4) 6,009 228
5,137
Financial Services  1.9%
Adyen (EUR) (4) 744 1,426
Berkshire Hathaway, Class B (4) 15,942 8,034
Corebridge Financial  55,912 1,823
Corpay (4) 4,282 1,392
Edenred (EUR)  18,066 564
Fiserv (4) 17,136 2,790
Marqeta, Class A (4) 96,733 521
Mastercard, Class A  9,649 5,651
PennyMac Financial Services  10,553 1,013
Toast, Class A (4) 145 6
Visa, Class A  41,861 15,287
38,507
Insurance  2.4%
Admiral Group (GBP)  27,080 1,223
AIA Group (HKD)  182,400 1,518

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Allstate  32,695 6,862
Aviva (GBP)  141,541 1,166
AXA (EUR)  70,642 3,330
Baldwin Insurance Group (4) 10,454 403
Chubb  12,377 3,678
Definity Financial (CAD)  32,880 1,785
Definity Financial, Acquisition Date: 5/28/25, Cost $96
(CAD) (4)(8) 1,989 102
Goosehead Insurance, Class A  4,018 435
Great-West Lifeco (CAD) (5) 38,218 1,451
Mandatum (EUR)  122,465 720
Marsh & McLennan  11,471 2,680
MetLife  7,227 568
Muenchener Rueckversicherungs-Gesellschaft (EUR)  6,549 4,243
Palomar Holdings (4) 1,007 173
Progressive  10,045 2,862
RLI  6,010 462
Root, Class A (4) 2,169 284
Sampo, Class A (EUR)  195,443 2,086
Storebrand (NOK)  104,953 1,375
Tokio Marine Holdings (JPY)  89,500 3,785
Travelers  17,946 4,948
TWFG (4) 8,399 294
White Mountains Insurance Group  252 450
46,883
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  64,019 1,213
1,213
Total Financials 186,652
HEALTH CARE  5.6%
Biotechnology  0.7%
ADMA Biologics (4) 8,731 173
Arcellx (4) 5,285 328
Argenx, ADR (4) 2,153 1,234
Ascendis Pharma, ADR (4) 2,985 486
Avidity Biosciences (4) 4,318 134
Biohaven (4) 5,118 76
Black Diamond Therapeutics (4) 27,943 61
Blueprint Medicines (4) 4,612 467
Centessa Pharmaceuticals, ADR (4) 5,420 73
Crinetics Pharmaceuticals (4) 3,418 104
Cytokinetics (4) 19,529 606

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Denali Therapeutics (4) 4,928 65
Dyne Therapeutics (4) 3,222 39
Erasca (4) 41,399 58
Gilead Sciences  42,830 4,715
Immatics (4) 39,999 216
Immunocore Holdings, ADR (4) 23,460 859
Immunome (4) 35,861 314
Immunovant (4) 29,163 433
Insmed (4) 3,224 225
Ionis Pharmaceuticals (4) 13,183 442
Kymera Therapeutics (4) 1,698 50
Merus (4) 1,975 111
Metsera (4) 5,706 152
Metsera, Acquisition Date: 11/12/24, Cost $76 (4)(8) 6,438 172
Nurix Therapeutics (4) 6,513 69
Nuvalent, Class A (4) 5,724 427
Prime Medicine (4) 8,211 10
Regeneron Pharmaceuticals  1,081 530
Revolution Medicines (4) 9,016 355
Vaxcyte (4) 4,603 150
Vera Therapeutics (4) 4,270 81
Vertex Pharmaceuticals (4) 3,614 1,598
14,813
Health Care Equipment & Supplies  1.2%
Abbott Laboratories  15,201 2,031
Alcon (CHF)  13,401 1,154
Alcon  19,400 1,667
Becton Dickinson & Company  11,283 1,947
EssilorLuxottica (EUR)  5,381 1,495
Haemonetics (4) 4,177 283
Intuitive Surgical (4) 6,415 3,543
Kestra Medical Technologies, Acquisition Date: 7/15/24 - 3/6/25,
Cost $76 (4)(8) 6,597 149
Koninklijke Philips (EUR)  76,083 1,754
Lantheus Holdings (4) 3,666 277
Masimo (4) 8,684 1,411
Outset Medical (4) 8,083 142
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (4)(6)
(8) 51,080 16
Penumbra (4) 41 11
PROCEPT BioRobotics (4) 3,414 198
QuidelOrtho (4) 17,186 527
Siemens Healthineers (EUR)  39,111 2,070

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sonova Holding (CHF)  2,272 714
Stryker  7,221 2,763
Sysmex (JPY)  40,200 675
22,827
Health Care Providers & Services  1.6%
Alignment Healthcare (4) 43,718 672
BrightSpring Health Services (4) 17,897 426
Cencora  19,802 5,767
Cigna Group  7,110 2,251
Concentra Group Holdings Parent  11,997 260
Elevance Health  9,516 3,653
GeneDx Holdings (4) 5,394 384
HCA Healthcare  5,148 1,963
HealthEquity (4) 3,134 315
Molina Healthcare (4) 8,065 2,460
NeoGenomics (4) 14,093 103
Oscar Health, Class A (4) 41,455 572
Quest Diagnostics  18,447 3,198
RadNet (4) 7,548 434
Tenet Healthcare (4) 17,565 2,965
UnitedHealth Group  22,425 6,770
32,193
Health Care Technology  0.0%
Doximity, Class A (4) 361 19
19
Life Sciences Tools & Services  0.5%
Avantor (4) 23,917 309
BioLife Solutions (4) 22,126 484
Bio-Techne  4,781 232
Bruker  7,141 262
Danaher  10,278 1,952
Mettler-Toledo International (4) 189 218
Repligen (4) 1,485 175
Revvity  24,406 2,207
Sotera Health (4) 31,253 383
Stevanato Group  14,463 321
Thermo Fisher Scientific  6,294 2,535
9,078
Pharmaceuticals  1.6%
Astellas Pharma (JPY)  64,700 639
AstraZeneca, ADR  101,542 7,395
Axsome Therapeutics (4) 1,367 144

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chugai Pharmaceutical (JPY)  34,900 1,825
Corcept Therapeutics (4) 3,104 241
Elanco Animal Health (4) 37,400 503
Eli Lilly  11,416 8,421
Novartis (CHF)  27,172 3,136
Novo Nordisk, Class B (DKK)  36,756 2,611
Perrigo  5,192 139
Roche Holding (CHF)  12,616 4,087
Sanofi (EUR)  29,694 2,941
Zoetis  259 44
32,126
Total Health Care 111,056
INDUSTRIALS & BUSINESS SERVICES  6.6%
Aerospace & Defense  1.1%
General Electric  32,852 8,079
Karman Holdings (4) 6,642 285
L3Harris Technologies  8,845 2,161
Leonardo DRS  7,088 300
Loar Holdings (4) 5,222 454
Melrose Industries (GBP)  294,860 1,868
Mercury Systems (4) 2,689 132
Northrop Grumman  3,676 1,782
Rheinmetall (EUR)  729 1,562
Safran (EUR)  10,515 3,110
Thales (EUR)  3,392 1,039
TransDigm Group  439 645
21,417
Building Products  0.1%
AZZ  8,258 749
CSW Industrials  556 170
Kingspan Group (EUR)  8,264 710
Owens Corning  7,054 945
Simpson Manufacturing  555 86
2,660
Commercial Services & Supplies  0.5%
ACV Auctions, Class A (4) 5,826 95
Casella Waste Systems, Class A (4) 2,411 283
Cintas  2,484 563
Element Fleet Management (CAD)  107,564 2,563
MSA Safety  1,934 315
Republic Services  17,099 4,399
Tetra Tech  168 6

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Veralto  1,641 166
VSE  10,303 1,340
9,730
Construction & Engineering  0.2%
API Group (4) 23,904 1,115
Arcosa  5,271 455
Shimizu (JPY)  77,500 852
Worley (AUD)  92,421 776
3,198
Electrical Equipment  0.9%
ABB (CHF)  48,109 2,725
AMETEK  35,130 6,279
GE Vernova  1,660 785
Legrand (EUR)  12,451 1,512
Mitsubishi Electric (JPY)  128,300 2,561
Prysmian (EUR)  38,623 2,484
Rockwell Automation  2,170 685
Thermon Group Holdings (4) 6,520 169
17,200
Ground Transportation  0.7%
Norfolk Southern  22,870 5,652
Old Dominion Freight Line  24,211 3,878
RXO (4) 15,227 236
Saia (4) 2,224 588
Union Pacific  12,706 2,816
13,170
Industrial Conglomerates  0.5%
DCC (GBP)  16,548 1,034
Roper Technologies  2,034 1,160
Siemens (EUR)  32,869 7,906
10,100
Machinery  1.5%
Atmus Filtration Technologies  7,858 283
Crane  1,689 290
Deere  13,007 6,585
Enerpac Tool Group  6,368 273
Enpro  3,651 676
Esab  8,898 1,094
ESCO Technologies  1,792 325
Federal Signal  5,026 473
Graco  5,874 497

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Helios Technologies  3,101 94
Hillman Solutions (4) 19,817 143
Ingersoll Rand  19,543 1,595
ITT  382 58
KION Group (EUR)  19,744 919
Parker-Hannifin  9,005 5,986
RBC Bearings (4) 3,103 1,135
Sandvik (SEK)  72,371 1,580
SMC (JPY)  2,000 750
Spirax Group (GBP)  4,974 384
SPX Technologies (4) 2,118 322
Toyota Industries (JPY)  7,200 900
Weir Group (GBP)  5,074 166
Westinghouse Air Brake Technologies  19,882 4,023
Xylem  13,212 1,665
30,216
Passenger Airlines  0.0%
Ryanair Holdings, ADR  14,600 812
812
Professional Services  0.5%
Acuren (4) 2,019 21
Booz Allen Hamilton Holding  10,009 1,063
Broadridge Financial Solutions  7,894 1,917
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $60 (4)(6)(8) 7,797 48
Equifax  10,065 2,659
First Advantage (4) 7,266 124
Parsons (4) 10,010 649
Paylocity Holding (4) 1,460 279
Recruit Holdings (JPY)  21,800 1,298
TechnoPro Holdings (JPY) (5) 50,100 1,360
Teleperformance (EUR)  5,842 591
10,009
Trading Companies & Distributors  0.6%
AerCap Holdings  11,074 1,282
Ashtead Group (GBP)  7,768 455
Bunzl (GBP)  36,990 1,185
Custom Truck One Source (4) 22,557 97
Diploma (GBP)  4,804 304
Ferguson Enterprises  9,945 1,813
FTAI Aviation  3,789 444
GMS (4) 4,068 308
McGrath RentCorp  3,097 348

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsubishi (JPY)  54,100 1,094
QXO  18,926 322
Rush Enterprises, Class A  5,276 262
SiteOne Landscape Supply (4) 9,340 1,091
Sumitomo (JPY)  79,000 2,012
11,017
Total Industrials & Business Services 129,529
INFORMATION TECHNOLOGY  10.5%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B (SEK)  190,448 1,621
1,621
Electronic Equipment, Instruments & Components  0.9%
CTS  6,169 251
Hamamatsu Photonics (JPY)  46,500 499
Keysight Technologies (4) 42,342 6,649
Largan Precision (TWD)  6,000 456
Mirion Technologies (4) 65,338 1,248
Murata Manufacturing (JPY)  44,700 649
Novanta (4) 2,312 286
PAR Technology (4) 13,366 876
TE Connectivity  31,588 5,056
Teledyne Technologies (4) 4,305 2,148
18,118
IT Services  0.5%
Accenture, Class A  14,616 4,631
Globant (4) 2,199 216
NEC (JPY)  59,300 1,548
Nomura Research Institute (JPY)  42,000 1,619
Shopify, Class A (4) 14,898 1,597
Themis Solutions, Acquisition Date: 4/14/21, Cost $34 (4)(6)(8) 1,500 52
9,663
Semiconductors & Semiconductor Equipment  4.3%
Analog Devices  22,761 4,870
ASML Holding (EUR)  5,917 4,359
ASML Holding  2,417 1,781
BE Semiconductor Industries (EUR)  6,376 771
Broadcom  57,959 14,030
Entegris  1,378 95
Intel  47,041 920
KLA  1,966 1,488
Lattice Semiconductor (4) 19,853 892

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MACOM Technology Solutions Holdings (4) 2,786 339
Monolithic Power Systems  1,456 964
NVIDIA  280,527 37,908
NXP Semiconductors  8,648 1,653
Renesas Electronics (JPY)  67,300 817
Taiwan Semiconductor Manufacturing (TWD)  174,759 5,574
Taiwan Semiconductor Manufacturing, ADR  14,733 2,848
Texas Instruments  21,243 3,884
Tokyo Electron (JPY)  10,100 1,589
84,782
Software  3.4%
Alkami Technology (4) 3,081 88
Amplitude, Class A (4) 44,946 557
Aurora Innovation (4) 60,101 364
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $459 (4)(6)
(8) 269 387
CCC Intelligent Solutions Holdings (4) 11,398 100
Confluent, Class A (4) 6,114 141
Crowdstrike Holdings, Class A (4) 1,701 802
Datadog, Class A (4) 2,129 251
Descartes Systems Group (4) 8,175 948
Fair Isaac (4) 897 1,548
Gusto, Acquisition Date: 10/4/21, Cost $148 (4)(6)(8) 5,153 131
I3 Verticals, Class A (4) 10,072 249
Intapp (4) 6,161 340
Intuit  2,130 1,605
JFrog (4) 8,275 355
Microsoft  98,084 45,154
nCino (4) 11,165 294
Onestream (4) 19,833 557
Palantir Technologies, Class A (4) 1,200 158
Salesforce  7,470 1,982
SAP (EUR)  16,844 5,096
ServiceNow (4) 4,640 4,691
ServiceTitan, Class A, Acquisition Date: 11/9/18 - 5/4/21,
Cost $87 (4)(8) 2,750 304
Socure, Acquisition Date: 12/22/21, Cost $26 (4)(6)(8) 1,599 9
Synopsys (4) 3,562 1,653
Workiva (4) 5,975 402
68,166
Technology Hardware, Storage & Peripherals  1.3%
Apple  117,569 23,614
IonQ (4) 416 17

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Samsung Electronics (KRW)  45,549 1,848
25,479
Total Information Technology 207,829
MATERIALS  2.4%
Chemicals  1.3%
Air Liquide (EUR)  11,843 2,454
Akzo Nobel (EUR)  17,242 1,177
BASF (EUR)  22,398 1,080
Covestro (EUR) (4) 18,460 1,268
Element Solutions  22,638 484
HB Fuller  5,211 291
Johnson Matthey (GBP)  33,065 767
Linde  15,004 7,016
Mosaic  26,844 970
PPG Industries  12,939 1,434
PureCycle Technologies (4) 4,577 43
Sherwin-Williams  19,781 7,098
Shin-Etsu Chemical (JPY)  53,500 1,708
25,790
Construction Materials  0.1%
Holcim (CHF)  11,071 1,227
Knife River (4) 3,322 312
1,539
Containers & Packaging  0.4%
Ball  24,900 1,334
International Paper  113,504 5,427
Packaging Corp. of America  9,725 1,878
8,639
Metals & Mining  0.5%
Alamos Gold, Class A (CAD)  349 9
Antofagasta (GBP)  71,326 1,703
BHP Group (AUD)  34,202 840
BHP Group (GBP) (5) 46,615 1,135
Capstone Copper (CAD) (4) 57,374 311
Constellium (4) 24,496 297
Franco-Nevada  6,858 1,158
Freeport-McMoRan  30,817 1,186
OR Royalties  40,553 1,036
Royal Gold  127 23
Steel Dynamics  10,838 1,334
9,032

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products  0.1%
Louisiana-Pacific  3,160 284
Stora Enso, Class R (EUR)  81,751 827
1,111
Total Materials 46,111
REAL ESTATE  0.8%
Health Care Real Estate Investment Trusts  0.0%
Welltower, REIT  6,434 993
993
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  2,301 223
223
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  2,529 429
Segro (GBP)  74,905 704
Terreno Realty, REIT  8,380 473
1,606
Real Estate Management & Development  0.2%
Colliers International Group  3,672 443
FirstService  2,690 472
Landbridge, Class A  6,331 452
Mitsui Fudosan (JPY)  223,900 2,144
Redfin (4) 20,471 205
3,716
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  8,575 1,773
Essex Property Trust, REIT  4,921 1,397
Flagship Communities REIT  13,265 241
Independence Realty Trust, REIT  30,713 571
UNITE Group (GBP)  18,165 211
4,193
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT  26,009 590
Macerich, REIT  9,450 153
Scentre Group (AUD)  645,831 1,529
2,272
Specialized Real Estate Investment Trusts  0.2%
CubeSmart, REIT  20,626 882
Public Storage, REIT  7,664 2,364

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
VICI Properties, REIT  36,024 1,142
4,388
Total Real Estate 17,391
UTILITIES  1.2%
Electric Utilities  0.4%
Constellation Energy  6,751 2,067
Exelon  16,007 701
Hawaiian Electric Industries (4) 26,513 283
IDACORP  4,928 586
NextEra Energy  9,409 665
OGE Energy  12,812 570
TXNM Energy  10,314 585
Xcel Energy  48,744 3,417
8,874
Gas Utilities  0.2%
Atmos Energy  21,448 3,318
Chesapeake Utilities  6,117 747
4,065
Independent Power & Renewable Electricity
Producers  0.0%
Electric Power Development (JPY)  44,500 748
748
Multi-Utilities  0.5%
Ameren  45,937 4,450
Engie (EUR)  101,588 2,193
National Grid (GBP) (5) 181,787 2,574
9,217
Water Utilities  0.1%
American Water Works  8,138 1,164
California Water Service Group  7,197 340
Middlesex Water  4,024 233
1,737
Total Utilities 24,641
Total Miscellaneous Common Stocks  0.1% (9) 1,180
Total Common Stocks (Cost $548,105) 1,007,051

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE BONDS  0.0%
HEALTH CARE  0.0%
Health Care Equipment & Supplies  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $51 (4)(6)(8) 51,200 68
Total Health Care 68
Total Convertible Bonds (Cost $51) 68
CONVERTIBLE PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $91 (4)(6)
(7)(8) 10,166 38
38
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $134 (4)(6)(8) 22,936 20
20
Total Consumer Discretionary 58
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $1 (4)(6)(8) 25 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $116 (4)
(6)(8) 1,101 70
Total Financials 70
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $64 (4)(6)(8) 23,170 118
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $99 (4)(6)(8) 12,283 110
228

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (4)(6)
(8) 68,919 57
57
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (4)(6)(8) 54,988 74
74
Life Sciences Tools & Services  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $63 (4)(6)(8) 5,327 63
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $73 (4)(6)(8) 6,934 21
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (4)(6)(8) 7,007 112
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $144 (4)(6)(8) 3,255 52
248
Total Health Care 607
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $74 (4)(6)(8) 1,856 —
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (4)(6)
(8) 26,194 73
Epirus, Series D, Acquisition Date: 1/21/25, Cost $13 (4)(6)(8) 4,650 13
86
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $68 (4)(6)(8) 5,632 29
Flexe, Series D, Acquisition Date: 4/7/22, Cost $39 (4)(6)(8) 1,899 10
39
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $72 (4)(6)
(8) 3,445 7
7
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (4)(6)(8) 11,613 72
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (4)(6)(8) 16,497 101
173
Total Industrials & Business Services 305

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (4)(6)(8) 3,986 18
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23 (4)(6)
(8) 1,224 6
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $8 (4)(6)(8) 340 12
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (4)(6)(8) 30 1
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $1 (4)(6)(8) 40 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $27 (4)(6)(8) 1,206 42
80
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $103 (4)
(6)(8) 1,283 92
92
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (4)(6)(8) 16 23
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (4)(6)(8) 1 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (4)
(6)(8) 2,493 231
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (4)
(6)(8) 5,892 545
Databricks, Series I, Acquisition Date: 9/14/23, Cost $44 (4)(6)
(8) 593 55
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (4)(6)(8) 7,205 184
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $157 (4)(6)(8) 12,058 154
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69 (4)(6)(8) 3,303 43
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (4)(6)(8) 13,365 46
Socure, Series A, Acquisition Date: 12/22/21, Cost $31 (4)(6)(8) 1,943 11
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $26 (4)(6)
(8) 1,595 9
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (4)(6)(8) 29 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $59 (4)(6)(8) 3,698 20
1,322
Total Information Technology 1,494

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (4)(6)(8) 1,853 110
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (4)(6)
(8) 2,982 58
168
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $75 (4)(6)(8) 2,736 233
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $101 (4)(6)(8) 1,194 101
334
Total Materials 502
Total Convertible Preferred Stocks (Cost $3,604) 3,036
CORPORATE BONDS  3.3%
3M, 4.80%, 3/15/30  320,000 323
3M, 5.15%, 3/15/35  315,000 311
AEP Transmission, 5.375%, 6/15/35  50,000 50
AES, 5.80%, 3/15/32  315,000 313
AES Andes, 6.25%, 3/14/32 (1) 200,000 201
AGCO, 5.80%, 3/21/34  75,000 75
Alexandria Real Estate Equities, 5.25%, 5/15/36  50,000 48
Amcor Flexibles North America, 4.80%, 3/17/28 (1) 130,000 130
Amcor Flexibles North America, 5.10%, 3/17/30 (1) 80,000 80
American Express, VR, 5.016%, 4/25/31 (10) 305,000 308
American Express, VR, 5.667%, 4/25/36 (10) 115,000 117
American Homes 4 Rent, 5.25%, 3/15/35  80,000 78
American Medical Systems Europe, 3.00%, 3/8/31 (EUR)  190,000 215
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  217,000 243
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  388,000 379
APA Infrastructure, 0.75%, 3/15/29 (EUR)  155,000 162
APA Infrastructure, 5.125%, 9/16/34 (1) 60,000 58
APA Infrastructure, 5.75%, 9/16/44 (1) 80,000 75
Appalachian Power, 5.65%, 4/1/34  76,000 77
AppLovin, 5.375%, 12/1/31  100,000 101
Aptiv Swiss Holdings, 4.65%, 9/13/29  200,000 197
Arthur J Gallagher, 4.85%, 12/15/29  60,000 60
Arthur J Gallagher, 5.00%, 2/15/32  20,000 20
Astrazeneca Finance, 5.00%, 2/26/34  440,000 441
Athene Global Funding, 5.526%, 7/11/31 (1) 315,000 318

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Atlassian, 5.25%, 5/15/29  90,000 92
Autoliv, 3.625%, 8/7/29 (EUR)  135,000 157
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  430,000 473
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  320,000 345
BAE Systems, 5.30%, 3/26/34 (1) 200,000 201
Baltimore Gas & Electric, 5.45%, 6/1/35  95,000 96
Bank of America, VR, 1.898%, 7/23/31 (10) 1,295,000 1,122
Bank of America, VR, 5.518%, 10/25/35 (10) 455,000 447
Bank of America, VR, 5.819%, 9/15/29 (10) 457,000 474
Barclays, VR, 5.086%, 2/25/29 (10) 200,000 201
Barclays, VR, 5.367%, 2/25/31 (10) 200,000 202
BAT Capital, 5.35%, 8/15/32  320,000 322
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 405,000 426
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  155,000 165
Boeing, 3.75%, 2/1/50  169,000 116
Boeing, 6.388%, 5/1/31  150,000 160
Boeing, 6.528%, 5/1/34  118,000 126
Boeing, 6.858%, 5/1/54  572,000 612
Booz Allen Hamilton, 5.95%, 8/4/33  125,000 126
Booz Allen Hamilton, 5.95%, 4/15/35  165,000 164
Boston Gas, 6.119%, 7/20/53 (1) 105,000 102
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 330
Brixmor Operating Partnership, 4.125%, 5/15/29  798,000 776
Brixmor Operating Partnership, 5.20%, 4/1/32  70,000 70
Broadcom, 4.55%, 2/15/32  145,000 142
Broadcom, 5.15%, 11/15/31  230,000 234
Burlington Northern Santa Fe, 5.50%, 3/15/55  255,000 247
CaixaBank, VR, 6.037%, 6/15/35 (1)(10) 270,000 278
Capital One Financial, VR, 7.624%, 10/30/31 (10) 55,000 61
Carvana, 9.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)(11) 138,351 142
Carvana, 11.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(11) 243,662 256
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(11) 310,568 360
CBRE Services, 4.80%, 6/15/30  80,000 79
Celanese U.S. Holdings, 6.58%, 7/15/29  78,000 80
Celanese U.S. Holdings, 6.629%, 7/15/32  260,000 266
Celanese U.S. Holdings, 7.05%, 11/15/30  94,000 97
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 101
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  700,000 739
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (1) 200,000 201
Centene, 2.50%, 3/1/31  370,000 315
Centene, 2.625%, 8/1/31  940,000 794
Centene, 4.25%, 12/15/27  60,000 59

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Centene, 4.625%, 12/15/29  295,000 285
Charter Communications Operating, 3.90%, 6/1/52  458,000 302
Charter Communications Operating, 6.55%, 6/1/34  76,000 80
Cheniere Energy, 5.65%, 4/15/34  300,000 299
Cheniere Energy Partners, 4.50%, 10/1/29  82,000 80
Cheniere Energy Partners, 5.75%, 8/15/34  440,000 441
Cheniere Energy Partners, 5.95%, 6/30/33  122,000 125
Chevron Phillips Chemical, 4.75%, 5/15/30 (1) 85,000 85
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 195
Citigroup, VR, 5.827%, 2/13/35 (10) 460,000 458
Citigroup, VR, 6.02%, 1/24/36 (10) 330,000 331
CNO Global Funding, 4.95%, 9/9/29 (1) 70,000 70
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 305,000 301
Comcast, 2.887%, 11/1/51  490,000 291
Comcast, 3.25%, 11/1/39  445,000 341
Comcast, 5.65%, 6/1/54  385,000 365
Commonwealth Bank of Australia, VR, 5.929%, 3/14/46 (1)(10) 200,000 191
Constellation Brands, 4.80%, 5/1/30  30,000 30
Constellation Energy Generation, 5.75%, 3/15/54  265,000 252
Consumers Energy, 4.50%, 1/15/31  80,000 79
Consumers Energy, 5.05%, 5/15/35  50,000 50
Corebridge Financial, 3.85%, 4/5/29  65,000 63
Corebridge Financial, 3.90%, 4/5/32  320,000 294
Corebridge Global Funding, 5.20%, 1/12/29 (1) 60,000 61
Coterra Energy, 5.40%, 2/15/35  332,000 321
Coterra Energy, 5.60%, 3/15/34  73,000 72
Cox Communications, 5.70%, 6/15/33 (1) 153,000 152
Cox Communications, 5.80%, 12/15/53 (1) 325,000 288
Credit Agricole, VR, 5.222%, 5/27/31 (1)(10) 250,000 253
CRH SMW Finance, 5.125%, 1/9/30  200,000 203
Crown Castle, 5.80%, 3/1/34  155,000 158
CVS Health, 5.05%, 3/25/48  549,000 457
CVS Health, 5.625%, 2/21/53  335,000 298
CVS Health, VR, 6.75%, 12/10/54 (10) 15,000 15
CVS Health, VR, 7.00%, 3/10/55 (10) 115,000 116
Danske Bank, VR, 5.705%, 3/1/30 (1)(10) 230,000 237
Deere, 5.45%, 1/16/35  300,000 306
Diageo Investment, 5.125%, 8/15/30  200,000 204
Diamondback Energy, 5.40%, 4/18/34  460,000 452
Diamondback Energy, 5.75%, 4/18/54  149,000 133
DTE Energy, 4.875%, 6/1/28  60,000 60
DTE Energy, 5.10%, 3/1/29  430,000 435
DTE Energy, 5.20%, 4/1/30  270,000 274

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Element Fleet Management, 5.037%, 3/25/30 (1) 120,000 119
Elevance Health, 4.75%, 2/15/30  125,000 125
Elevance Health, 4.95%, 11/1/31  165,000 165
Elevance Health, 5.125%, 2/15/53  165,000 143
Engie, 5.625%, 4/10/34 (1) 200,000 202
Eni, 5.75%, 5/19/35 (1) 200,000 200
Eni, 5.95%, 5/15/54 (1) 275,000 257
Eversource Energy, 5.85%, 4/15/31  230,000 239
Eversource Energy, 5.95%, 7/15/34  445,000 458
Expand Energy, 4.75%, 2/1/32  190,000 179
Expand Energy, 5.375%, 2/1/29  207,000 207
Expand Energy, 5.375%, 3/15/30  218,000 217
Extra Space Storage, 5.40%, 6/15/35  215,000 211
Ferguson Enterprises, 5.00%, 10/3/34  40,000 39
First American Financial, 2.40%, 8/15/31  366,000 307
FirstEnergy, 2.65%, 3/1/30  268,000 243
FirstEnergy, Series B, 2.25%, 9/1/30  50,000 44
FirstEnergy Transmission, 5.00%, 1/15/35  100,000 97
Ford Motor Credit, 5.80%, 3/5/27  305,000 304
Ford Motor Credit, 5.918%, 3/20/28  200,000 200
Ford Motor Credit, 6.798%, 11/7/28  200,000 204
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 150,000 152
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200,000 203
Foundry JV Holdco, 5.90%, 1/25/33 (1) 200,000 204
Freeport-McMoRan, 4.25%, 3/1/30  74,000 71
Freeport-McMoRan, 4.375%, 8/1/28  121,000 120
Freeport-McMoRan, 4.625%, 8/1/30  50,000 49
Freeport-McMoRan, 5.00%, 9/1/27  29,000 29
Freeport-McMoRan, 5.45%, 3/15/43  130,000 121
GA Global Funding Trust, 5.40%, 1/13/30 (1) 180,000 183
GA Global Funding Trust, 5.50%, 4/1/32 (1) 190,000 191
General Dynamics, 4.95%, 8/15/35  95,000 94
General Motors Financial, 5.55%, 7/15/29  230,000 233
Goldman Sachs Group, VR, 3.615%, 3/15/28 (10) 390,000 383
Goldman Sachs Group, VR, 4.692%, 10/23/30 (10) 305,000 304
Goldman Sachs Group, VR, 5.016%, 10/23/35 (10) 335,000 325
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (1) 238,000 236
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  440,000 429
Harbour Energy, 6.327%, 4/1/35 (1) 215,000 208
HCA, 2.375%, 7/15/31  140,000 120
HCA, 5.45%, 9/15/34  150,000 148
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 120,000 121

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 150,000 150
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 315,000 297
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 123
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 426
Heathrow Funding, 1.875%, 3/14/34 (EUR)  165,000 160
Hewlett Packard Enterprise, 4.55%, 10/15/29  60,000 59
Hexcel, 5.875%, 2/26/35  55,000 55
HF Sinclair, 5.75%, 1/15/31  255,000 256
HF Sinclair, 6.25%, 1/15/35  226,000 223
Holcim Finance U.S., 4.70%, 4/7/28 (1) 110,000 111
Holcim Finance U.S., 4.95%, 4/7/30 (1) 130,000 131
Home Depot, 4.95%, 6/25/34  305,000 305
Humana, 4.875%, 4/1/30  310,000 308
Humana, 5.55%, 5/1/35  320,000 314
Hyatt Hotels, 5.375%, 12/15/31  175,000 173
Hyundai Capital America, 4.55%, 9/26/29 (1) 195,000 191
Hyundai Capital America, 4.75%, 9/26/31 (1) 130,000 126
Hyundai Capital America, 5.35%, 3/19/29 (1) 100,000 101
Hyundai Capital America, 5.40%, 1/8/31 (1) 60,000 60
Hyundai Capital America, 6.50%, 1/16/29 (1) 115,000 120
Icon Investments Six, 5.849%, 5/8/29  200,000 204
Icon Investments Six, 6.00%, 5/8/34  200,000 199
IMCD, 3.625%, 4/30/30 (EUR)  140,000 159
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 100,000 95
Intel, 3.25%, 11/15/49  765,000 467
Interpublic Group, 4.65%, 10/1/28  140,000 140
Invitation Homes Operating Partnership, 2.00%, 8/15/31  70,000 58
Invitation Homes Operating Partnership, 5.45%, 8/15/30  81,000 83
IPALCO Enterprises, 5.75%, 4/1/34  170,000 169
IQVIA, 6.25%, 2/1/29  250,000 259
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 175,000 178
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 475,000 428
JPMorgan Chase, VR, 2.739%, 10/15/30 (10) 195,000 180
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 330,000 301
JPMorgan Chase, VR, 4.603%, 10/22/30 (10) 305,000 303
JPMorgan Chase, VR, 4.946%, 10/22/35 (10) 225,000 219
JPMorgan Chase, VR, 5.103%, 4/22/31 (10) 105,000 106
JPMorgan Chase, VR, 5.336%, 1/23/35 (10) 165,000 166
Kroger, 5.50%, 9/15/54  260,000 240
Las Vegas Sands, 3.50%, 8/18/26  170,000 166
LPL Holdings, 4.90%, 4/3/28  95,000 95
LPL Holdings, 5.20%, 3/15/30  216,000 217

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Magna International, 5.875%, 6/1/35  35,000 35
Marriott International, 5.50%, 4/15/37  215,000 210
Mars, 4.75%, 4/20/33 (1) 310,000 303
Mars, 5.20%, 3/1/35 (1) 295,000 294
Mars, 5.65%, 5/1/45 (1) 210,000 206
Marvell Technology, 2.95%, 4/15/31  247,000 220
Minera Mexico, 5.625%, 2/12/32 (1) 500,000 496
Morgan Stanley, VR, 5.123%, 2/1/29 (10) 830,000 838
Morgan Stanley, VR, 5.173%, 1/16/30 (10) 285,000 290
Morgan Stanley, VR, 5.664%, 4/17/36 (10) 130,000 132
Motorola Solutions, 5.40%, 4/15/34  140,000 141
MSCI, 4.00%, 11/15/29 (1) 78,000 74
National Fuel Gas, 5.50%, 3/15/30  115,000 117
Netflix, 4.625%, 5/15/29 (EUR)  500,000 609
Nexa Resources, 6.60%, 4/8/37 (1) 200,000 198
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 170,000 159
NiSource, 5.25%, 3/30/28  65,000 66
NRG Energy, 4.45%, 6/15/29 (1) 155,000 151
NXP, 3.125%, 2/15/42  208,000 142
NXP, 3.25%, 11/30/51  618,000 378
NXP, 3.40%, 5/1/30  369,000 345
NXP, 4.30%, 6/18/29  92,000 90
Occidental Petroleum, 6.375%, 9/1/28  85,000 88
Occidental Petroleum, 8.875%, 7/15/30  705,000 791
ONEOK, 4.40%, 10/15/29  155,000 153
ONEOK, 6.05%, 9/1/33  151,000 155
Orbia Advance Corp., 6.80%, 5/13/30 (1) 280,000 282
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 630,000 661
Paychex, 5.10%, 4/15/30  125,000 126
Paychex, 5.60%, 4/15/35  105,000 107
PNC Financial Services Group, VR, 5.575%, 1/29/36 (10) 155,000 156
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  200,000 204
PSEG Power, 5.20%, 5/15/30 (1) 75,000 76
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 475,000 440
Realty Income, 5.125%, 4/15/35  50,000 49
Regal Rexnord, 6.05%, 4/15/28  295,000 302
Regions Financial, VR, 5.722%, 6/6/30 (10) 145,000 148
Reinsurance Group of America, 6.00%, 9/15/33  364,000 376
Reinsurance Group of America, VR, 6.65%, 9/15/55 (10) 60,000 59
RenaissanceRe Holdings, 5.80%, 4/1/35  90,000 91
Revvity, 1.90%, 9/15/28  260,000 238
Revvity, 2.25%, 9/15/31  150,000 126
Rogers Communications, 3.80%, 3/15/32  210,000 192

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rogers Communications, 4.35%, 5/1/49  30,000 23
Rogers Communications, 5.00%, 2/15/29  342,000 345
Rogers Communications, 5.30%, 2/15/34  385,000 379
Ross Stores, 1.875%, 4/15/31  365,000 309
Sabine Pass Liquefaction, 4.20%, 3/15/28  65,000 64
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 85,000 86
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 155,000 157
Santander Holdings USA, VR, 5.473%, 3/20/29 (10) 175,000 176
Sartorius Finance, 4.375%, 9/14/29 (EUR)  300,000 357
Sartorius Finance, 4.875%, 9/14/35 (EUR)  300,000 362
SBA Tower Trust, 1.84%, 4/15/27 (1) 440,000 417
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 70
SBA Tower Trust, 2.593%, 10/15/31 (1) 360,000 304
SBA Tower Trust, 4.831%, 10/15/29 (1) 325,000 323
Segro Capital, 1.875%, 3/23/30 (EUR)  150,000 161
Sitios Latinoamerica, 5.375%, 4/4/32  200,000 192
Smurfit Westrock Financing, 5.418%, 1/15/35  200,000 196
Snam, 5.75%, 5/28/35 (1) 200,000 201
Snam, 6.50%, 5/28/55 (1) 200,000 202
Societe Generale, VR, 2.797%, 1/19/28 (1)(10) 275,000 265
Societe Generale, VR, 5.50%, 4/13/29 (1)(10) 305,000 308
Sodexo, 5.15%, 8/15/30 (1) 200,000 202
Solventum, 5.40%, 3/1/29  290,000 296
Solventum, 5.60%, 3/23/34  335,000 338
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 225,000 223
Southern, 5.20%, 6/15/33  495,000 494
Southern California Gas, 5.45%, 6/15/35  135,000 135
Sprint Capital, 8.75%, 3/15/32  295,000 353
State Street, 4.834%, 4/24/30  80,000 81
Steel Dynamics, 5.25%, 5/15/35  190,000 187
Stellantis Finance U.S., 5.75%, 3/18/30 (1) 405,000 406
Sutter Health, 5.164%, 8/15/33  100,000 100
Sutter Health, Series 2025, 5.213%, 8/15/32  50,000 51
Sutter Health, Series 2025, 5.537%, 8/15/35  195,000 198
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(10) 200,000 196
Synopsys, 4.85%, 4/1/30  220,000 222
Synopsys, 5.70%, 4/1/55  220,000 210
T-Mobile USA, 3.50%, 4/15/31  250,000 232
Targa Resources, 6.125%, 5/15/55  27,000 26
Targa Resources, 6.15%, 3/1/29  115,000 120
Targa Resources Partners, 5.00%, 1/15/28  48,000 48
Targa Resources Partners, 5.50%, 3/1/30  450,000 453
Targa Resources Partners, 6.875%, 1/15/29  60,000 61

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Texas Instruments, 5.10%, 5/23/35  285,000 286
Time Warner Cable, 6.55%, 5/1/37  25,000 25
Time Warner Cable, 6.75%, 6/15/39  131,000 132
Time Warner Cable, 7.30%, 7/1/38  38,000 41
Time Warner Cable Enterprises, 8.375%, 7/15/33  139,000 158
TotalEnergies Capital International, 3.127%, 5/29/50  144,000 92
TotalEnergies Capital International, 3.461%, 7/12/49  125,000 86
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 35,000 35
U.S. Bancorp, VR, 4.967%, 7/22/33 (10) 155,000 151
Uber Technologies, 4.30%, 1/15/30  350,000 344
Uber Technologies, 4.50%, 8/15/29 (1) 317,000 313
UBS Group, VR, 3.091%, 5/14/32 (1)(10) 385,000 345
UBS Group, VR, 6.537%, 8/12/33 (1)(10) 340,000 365
UnitedHealth Group, 4.50%, 4/15/33  310,000 296
Valero Energy, 5.15%, 2/15/30  70,000 71
Var Energi, 5.50%, 5/4/29 (EUR)  250,000 304
Vistra Operations, 6.00%, 4/15/34 (1) 105,000 106
Vistra Operations, 6.95%, 10/15/33 (1) 130,000 140
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 198
Volkswagen Group of America Finance, 5.35%, 3/27/30 (1) 200,000 200
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  55,000 64
Wells Fargo, VR, 4.611%, 4/25/53 (10) 340,000 280
Windfall Mining Group, 5.854%, 5/13/32 (1) 200,000 200
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  300,000 320
Total Corporate Bonds (Cost $66,840) 66,239
EQUITY FUNDS  11.5%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 2,667,129 88,069
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 6,639,771 60,090
T. Rowe Price Real Assets Fund - I Class (2) 5,353,209 79,013
Total Equity Funds (Cost $200,461) 227,172
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.2%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 330,000 326
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 200,000 197
Comision Federal de Electricidad, 5.70%, 1/24/30 (1) 200,000 197
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 310,000 299
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 203,821 201
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 200,000 203
Logicor Financing, 0.875%, 1/14/31 (EUR)  330,000 321

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 725,000 734
Petroleos Mexicanos, 8.75%, 6/2/29  455,000 461
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  360,000 417
Republic of Poland, 5.50%, 3/18/54  170,000 155
Total Foreign Government Obligations & Municipalities
(Cost $3,492) 3,511
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  50,000 54
54
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  55,000 58
58
Total Municipal Securities (Cost $111) 112
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.5%
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  150,000 156
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.603%, 11/15/34 (1) 195,000 2
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 149,194 134
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  705,000 731
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 5.622%, 12/15/39 (1) 314,134 314
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.97%, 5/15/41 (1) 569,612 570
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.70%, 6/15/35 (1) 100,000 100
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 47,433 41
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 136,166 113
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 17,378 17
COLT Mortgage Loan Trust, Series 2021-5, Class A1, CMO,
ARM, 1.726%, 11/26/66 (1) 185,095 165
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  268,096 265
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.97%, 8/15/41 (1) 305,000 304

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Credit Suisse Mortgage Trust, Series 2020-NET, Class A,
2.257%, 8/15/37 (1) 79,299 78
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 143,752 144
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 5.289%, 3/25/50 (1) 96,039 92
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO,
ARM, 2.50%, 6/25/51 (1) 297,222 236
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 18,430 17
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 13,066 12
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 227,954 228
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 6.206%, 7/25/44 (1) 4,699 5
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 146,917 123
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 186,859 187
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 105,514 89
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 137
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 56,846 51
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 65,705 58
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.565%, 12/25/50 (1) 221,956 192
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 56,286 50
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 2,766 3
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 6,086 6
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.23%, 6/25/50 (1) 229,094 197
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR +
1.464%, 5.80%, 8/15/38 (1) 679,421 669
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.92%, 5/15/41 (1) 375,000 374
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 219,109 177
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.312%, 11/5/41 (1) 135,000 132

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 1,287,381 937
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 146,959 147
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.72%, 5/15/39 (1) 440,000 437
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  104,898 101
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.786%, 8/25/47 (1) 180,638 169
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 26,892 25
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 6,889 6
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 21,344 20
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 832 1
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.572%, 5/25/44 (1) 197,377 198
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.439%, 10/25/59 (1) 110,068 111
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.92%, 6/15/39 (1) 140,000 139
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 283,614 225
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 147,895 127
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 5.937%, 3/15/40 (1) 215,000 216
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  695,000 677
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 71
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $10,363) 9,776
PRIVATE INVESTMENT COMPANIES  4.3%
Blackstone Partners Offshore Fund, Series E1 (4)(6) 31,705 85,326
Total Private Investment Companies (Cost $49,310) 85,326

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  2.8%
U.S. Government Agency Obligations  2.1%
Federal Home Loan Mortgage
2.50%, 4/1/30  60,992 59
3.00%, 12/1/42 - 4/1/43  645,624 575
3.50%, 8/1/42 - 3/1/46  732,018 673
4.00%, 8/1/40 - 12/1/41  298,089 284
4.50%, 6/1/39 - 10/1/41  215,769 213
5.00%, 12/1/36 - 8/1/40  79,668 80
6.00%, 10/1/32 - 8/1/38  52,555 53
6.50%, 11/1/29 - 10/1/32  5,819 6
7.00%, 10/1/25 - 6/1/32  3,637 4
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  2,889 3
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  5,267 5
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  7,912 8
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  793,509 103
2.50%, 7/25/50  1,636,591 275
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  55,875 49
2.00%, 8/1/36 - 9/1/52  2,975,795 2,378
2.50%, 3/1/42 - 5/1/52  3,066,859 2,530
3.00%, 5/1/31 - 1/1/52  899,657 792
3.50%, 11/1/47 - 11/1/50  454,032 413
4.00%, 8/1/37 - 9/1/52  400,537 380
4.50%, 9/1/37 - 10/1/53  892,235 844
5.00%, 10/1/52 - 12/1/54  1,025,657 995
5.50%, 8/1/53 - 2/1/55  1,686,904 1,678
6.00%, 6/1/54 - 12/1/54  711,087 720
6.50%, 1/1/54 - 1/1/55  571,090 588
Federal National Mortgage Assn.
3.00%, 2/1/44  4,934 4
3.50%, 6/1/42 - 5/1/46  393,109 361
4.00%, 11/1/40  134,508 128
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.875%,
7.812%, 8/1/36  10,279 11
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  288,168 37
2.50%, 5/25/47  928,767 124
6.50%, 2/25/32  1,640 —

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  718,184 605
2.00%, 9/1/36 - 4/1/52  10,103,525 8,090
2.50%, 1/1/32 - 6/1/52  5,465,153 4,523
3.00%, 8/1/27 - 4/1/50  3,138,157 2,812
3.50%, 2/1/35 - 1/1/52  1,602,955 1,479
4.00%, 7/1/35 - 12/1/52  2,202,736 2,086
4.50%, 7/1/39 - 7/1/52  1,114,482 1,079
5.00%, 7/1/33 - 9/1/53  1,461,955 1,439
5.50%, 11/1/34 - 10/1/54  1,509,247 1,510
6.00%, 3/1/33 - 8/1/54  2,425,996 2,470
6.50%, 7/1/32 - 1/1/55  1,203,535 1,244
7.00%, 9/1/30 - 3/1/54  101,678 107
UMBS, TBA
5.00%, 6/1/40 - 6/1/55 (12) 355,000 354
42,171
U.S. Government Obligations  0.7%
Government National Mortgage Assn.
1.50%, 9/20/36 - 1/20/37  177,544 158
2.00%, 1/20/51 - 8/20/51  2,384,607 1,916
2.50%, 8/20/50 - 12/20/51  2,732,670 2,290
3.00%, 9/15/42 - 10/20/51  1,852,813 1,622
3.50%, 11/20/42 - 7/20/52  1,403,019 1,271
4.00%, 2/20/41 - 10/20/52  1,075,891 998
4.50%, 11/20/39 - 4/20/53  903,696 871
5.00%, 7/20/39 - 6/20/48  629,152 626
5.50%, 10/20/32 - 3/20/49  334,550 340
6.00%, 8/20/34 - 11/20/52  503,610 515
7.00%, 9/20/27  205 —
7.50%, 1/15/30  1,920 2
8.00%, 10/20/25  2 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  44,775 41
3.50%, 10/20/50  190,000 155
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  4,935,929 587
2.50%, 6/20/51  2,410,470 329
3.50%, 5/20/43  90,282 13
4.00%, 2/20/43  34,974 6
Government National Mortgage Assn., TBA (12)
5.00%, 6/20/55  250,000 242

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.50%, 6/20/55  965,000 958
12,940
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $59,533) 55,111
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  5.3%
U.S. Treasury Obligations  5.3%
U.S. Treasury Bonds, 1.125%, 5/15/40  665,000 404
U.S. Treasury Bonds, 3.375%, 8/15/42 (13) 6,240,000 5,134
U.S. Treasury Bonds, 3.875%, 2/15/43  2,165,000 1,901
U.S. Treasury Bonds, 4.00%, 11/15/42 (13) 6,045,000 5,410
U.S. Treasury Bonds, 4.125%, 8/15/44  2,415,000 2,171
U.S. Treasury Bonds, 4.25%, 2/15/54  3,415,000 3,050
U.S. Treasury Bonds, 4.25%, 8/15/54  4,405,000 3,939
U.S. Treasury Bonds, 4.375%, 8/15/43  210,000 196
U.S. Treasury Bonds, 4.50%, 2/15/44  8,695,000 8,245
U.S. Treasury Bonds, 4.50%, 11/15/54 (13) 3,345,000 3,123
U.S. Treasury Bonds, 4.625%, 11/15/44  3,545,000 3,406
U.S. Treasury Bonds, 4.625%, 2/15/55  180,000 172
U.S. Treasury Bonds, 4.75%, 11/15/43  2,390,000 2,343
U.S. Treasury Bonds, 4.75%, 2/15/45  345,000 337
U.S. Treasury Notes, 1.50%, 1/31/27  4,255,000 4,087
U.S. Treasury Notes, 3.625%, 8/31/29  3,995,000 3,948
U.S. Treasury Notes, 3.75%, 4/30/27  2,190,000 2,183
U.S. Treasury Notes, 3.875%, 4/30/30  4,575,000 4,558
U.S. Treasury Notes, 3.875%, 8/15/34  3,410,000 3,286
U.S. Treasury Notes, 4.00%, 7/31/29  1,215,000 1,218
U.S. Treasury Notes, 4.00%, 10/31/29  475,000 476
U.S. Treasury Notes, 4.00%, 3/31/30  1,300,000 1,302
U.S. Treasury Notes, 4.125%, 6/15/26  4,285,000 4,283
U.S. Treasury Notes, 4.125%, 3/31/32  3,025,000 3,020
U.S. Treasury Notes, 4.25%, 1/31/30  2,765,000 2,800
U.S. Treasury Notes, 4.25%, 11/15/34  1,060,000 1,050
U.S. Treasury Notes, 4.375%, 12/31/29  3,820,000 3,888
U.S. Treasury Notes, 4.375%, 5/15/34  7,310,000 7,333
U.S. Treasury Notes, 4.50%, 7/15/26  5,605,000 5,628
U.S. Treasury Notes, 4.625%, 9/15/26  4,760,500 4,793
U.S. Treasury Notes, 4.625%, 10/15/26 (13) 7,760,000 7,819
U.S. Treasury Notes, 4.625%, 9/30/28  375,000 384

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.625%, 2/15/35  3,345,000 3,409
105,296
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $107,853) 105,296
SHORT-TERM INVESTMENTS  3.2%
Money Market Funds  3.2%
T. Rowe Price Treasury Reserve Fund, 4.36% (2)(14) 63,635,454 63,635
Total Short-Term Investments (Cost $63,635) 63,635
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.38% (2)(14) 8,383,983 8,384
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 8,384
Total Securities Lending Collateral (Cost $8,384) 8,384
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate
Swap, 7/11/55 Pay
Fixed 4.55% Annually,
Receive Variable
4.35% (SOFR)
Annually, 7/9/25 @
4.55%* (4) 1 3,100 5

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
SPDR Euro STOXX
50 ETF, Put, 8/15/25
@ $50.00 (4) 86 509 3
Total Options Purchased (Cost $78) 8
Total Investments in Securities
100.1% of Net Assets
(Cost $1,507,117) $ 1,982,690
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $44,415 and represents 2.2% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) See Note 4. All or a portion of this security is on loan at May 31, 2025.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,856 and represents 0.2% of net assets.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) See Note Footnote 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,554 and represents 0.1% of net assets.
(13) At May 31, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.0)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.0)%
U.S. Government Agency Obligations  (0.0)%
UMBS, TBA, 3.00%, 6/1/55  460,000 (391)
(391)
U.S. Government Obligations  (0.0)%
Government National Mortgage Assn., TBA, 2.50%, 6/20/55  185,000 (155)
(155)
Total TBA Sales Commitments (Proceeds $(555)) (546)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Put,
7/18/25 @ $5,400.00 156 92,222 (519)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/20/25 @ $79.00 2,344 18,651 (122)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/20/25 @ $79.00 2,344 18,651 (88)
Total Options Written (Premiums $(798)) $ (729)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/30 1,980 143 87 56
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 18,466 408 278 130
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S43, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/30 (EUR) 14,503 365 326 39
Total Centrally Cleared Credit Default Swaps,
Protection Sold 225
Interest Rate Swaps (0.0)%
10 Year Interest Rate Swap, Pay Fixed
3.703% Annually, Receive Variable
4.315% (SOFR) Annually, 4/30/35 4,272 54 — 54
10 Year Interest Rate Swap, Pay Fixed
3.815% Annually, Receive Variable
4.321% (SOFR) Annually, 4/24/35 4,320 15 — 15
10 Year Interest Rate Swap, Pay Fixed
4.002% Annually, Receive Variable
4.297% (SOFR) Annually, 5/16/35 8,267 (101) — (101)
Total Centrally Cleared Interest Rate Swaps (32)
Zero-Coupon Inflation Swaps (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.533% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 792 — — —
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.545% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 792 (1) — (1)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.548% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 1,882 (2) — (2)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.555% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 1,490 (2) — (2)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.558% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 1,983 (2) — (2)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.562% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 791 (1) — (1)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.439% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 247 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.447% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 403 2 — 2
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.454% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 803 2 — 2
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.458% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 100 — — —
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.459% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 547 1 — 1

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.520% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/2/35 1,770 (6) — (6)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (8)
Total Centrally Cleared Swaps 185
Net payments (receipts) of variation margin to date (214)
Variation margin receivable (payable) on centrally cleared swaps $ (29)
** Includes interest purchased or sold but not yet collected of $54.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/22/25 GBP 515 USD 689 $ 5
Barclays Bank 7/25/25 JPY 302,055 USD 2,140 (27)
Citibank 7/18/25 CZK 2,115 USD 95 1
Deutsche Bank 8/22/25 USD 188 EUR 165 —
HSBC Bank 7/25/25 USD 1,108 JPY 154,240 29
Standard Chartered 7/18/25 USD 96 CZK 2,115 (1)
Standard Chartered 8/22/25 USD 6,859 EUR 6,058 (58)
Toronto-Dominion Bank 7/25/25 USD 952 CAD 1,315 (9)
UBS Investment Bank 8/22/25 USD 687 GBP 515 (7)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (67)

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 30 Euro BOBL contracts 6/25 (4,059) $ (1)
Short, 9 Euro BUND contracts 6/25 (1,341) (7)
Short, 37 MSCI EAFE Index contracts 6/25 (4,818) (185)
Short, 62 S&P 500 E-Mini Index contracts 6/25 (18,340) 56
Short, 6 Government of Canada five year bond
contracts 9/25 (499) (4)
Long, 10 U.S. Treasury Long Bond contracts 9/25 1,128 1
Long, 129 U.S. Treasury Notes five year contracts 9/25 13,956 28
Short, 33 U.S. Treasury Notes ten year contracts 9/25 (3,655) (4)
Long, 125 U.S. Treasury Notes two year contracts 9/25 25,930 22
Long, 117 Ultra U.S. Treasury Notes ten year
contracts 9/25 13,168 95
Net payments (receipts) of variation margin to date 96
Variation margin receivable (payable) on open futures contracts $ 97

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.85%  $ (1,990) $ 2,129 $ 3,000
T. Rowe Price Emerging Markets Bond Fund -
I Class, 6.39% ^^ (9,303) 9,754 3,777
T. Rowe Price Inflation Protected Bond Fund - I
Class, 4.32%  — 28 395
T. Rowe Price Institutional Emerging Markets
Equity Fund  (834) 5,919 782
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.16%  (326) 67 1,856
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.00%  (1,743) 2,710 4,074
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.90%  (784) 2,739 2,843
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 3.67%  180 (70) 35
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (897) (2,856) 4,173
T. Rowe Price Real Assets Fund - I Class  117 1,389 1,495
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.92%  (4,699) 3,487 2,009
T. Rowe Price Government Reserve Fund,
4.38% — — —++
T. Rowe Price Treasury Reserve Fund, 4.36% — — 1,342
Totals $ (20,279)# $ 25,296 $ 25,781+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
5/31/25
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.85%  $ 52,932 $ 5,991 $ 10,490 $ 50,562
T. Rowe Price Emerging
Markets Bond Fund - I Class,
6.39% ^^ 63,010 70,383 89,455 53,692
T. Rowe Price Inflation
Protected Bond Fund - I Class,
4.32%  5,291 3,395 — 8,714
T. Rowe Price Institutional
Emerging Markets Equity
Fund  81,452 6,282 5,584 88,069
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.16%  24,156 6,931 8,271 22,883
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 7.00%  61,282 4,062 17,438 50,616
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.90%  81,017 9,539 5,484 87,811
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 3.67%  4,491 8,786 4,250 8,957
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  66,170 4,173 7,397 60,090
T. Rowe Price Real Assets
Fund - I Class  81,762 5,495 9,633 79,013
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.92%  51,150 2,003 13,049 43,591
T. Rowe Price Government
Reserve Fund, 4.38% 3,973  ¤  ¤ 8,384
T. Rowe Price Treasury
Reserve Fund, 4.36% 19,131  ¤  ¤ 63,635
Total $ 626,017^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $25,781 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $636,664.
^^ Includes previously reported affiliate T. Rowe Price Institutional Emerging Markets Bond
Fund acquired through a corporate action.

T. ROWE PRICE Spectrum Moderate Allocation Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,507,117) $ 1,982,690
Receivable for investment securities sold 8,097
Interest and dividends receivable 3,764
Foreign currency (cost $910) 915
Receivable for shares sold 546
Variation margin receivable on futures contracts 97
Unrealized gain on forward currency exchange contracts 35
Other assets 2,799
Total assets 1,998,943
Liabilities
Obligation to return securities lending collateral 8,384
Payable for investment securities purchased 6,126
Payable for shares redeemed 1,523
Options written (premiums $798) 729
Investment management fees payable 597
TBA Sales Commitments (proceeds $555) 546
Unrealized loss on forward currency exchange contracts 102
Due to affiliates 73
Variation margin payable on centrally cleared swaps 29
Payable to directors 1
Other liabilities 207
Total liabilities 18,317
NET ASSETS $ 1,980,626

T. ROWE PRICE Spectrum Moderate Allocation Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 498,372
Paid-in capital applicable to 80,672,988 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 1,482,254
NET ASSETS $ 1,980,626
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $938,043; Shares outstanding: 38,187,200) $ 24.56
I Class
(Net assets: $1,042,583; Shares outstanding: 42,485,788) $ 24.54

T. ROWE PRICE Spectrum Moderate Allocation Fund
Statement of Operations

($000s)
Year
Ended
5/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $398) $ 42,688
.
  Interest 13,248
Securities lending 25
Other 1
Total income 55,962
Expenses
Investment management 10,881
Shareholder servicing
Investor Class $ 1,479
I Class 192 1,671
Prospectus and shareholder reports
Investor Class 31
I Class 9 40
Custody and accounting 388
Legal and audit 122
Registration 62
Directors 7
Miscellaneous 23
Waived / paid by Price Associates (3,602)
Total expenses 9,592
Net investment income 46,370

T. ROWE PRICE Spectrum Moderate Allocation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $18) 111,400
Futures (3,546)
Swaps (348)
Options written (365)
Forward currency exchange contracts 157
Foreign currency transactions 20
Net realized gain 107,318
Change in net unrealized gain / loss
Securities 4,972
Futures 47
Swaps 180
Options written 1,236
Forward currency exchange contracts (71)
TBA Sales Commitments 9
Other assets and liabilities denominated in foreign currencies 185
Change in net unrealized gain / loss 6,558
Net realized and unrealized gain / loss 113,876
INCREASE IN NET ASSETS FROM OPERATIONS $ 160,246

T. ROWE PRICE Spectrum Moderate Allocation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 46,370 $ 46,327
Net realized gain 107,318 114,401
Change in net unrealized gain / loss 6,558 135,571
Increase in net assets from operations 160,246 296,299
Distributions to shareholders
Net earnings
Investor Class (64,553) (34,260)
I Class (69,016) (32,783)
Decrease in net assets from distributions (133,569) (67,043)
Capital share transactions
*
Shares sold
Investor Class 89,814 90,582
I Class 235,883 96,775
Distributions reinvested
Investor Class 62,932 33,155
I Class 67,176 31,889
Shares redeemed
Investor Class (275,231) (285,553)
I Class (224,986) (266,647)
Decrease in net assets from capital share
transactions (44,412) (299,799)
Net Assets
Decrease during period (17,735) (70,543)
Beginning of period 1,998,361 2,068,904
End of period $ 1,980,626 $ 1,998,361
*Share information (000s)
Shares sold
Investor Class 3,638 3,977
I Class 9,650 4,250
Distributions reinvested
Investor Class 2,628 1,465
I Class 2,809 1,410
Shares redeemed
Investor Class (11,202) (12,586)
I Class (9,156) (11,702)
Decrease in shares outstanding (1,633) (13,186)

T. ROWE PRICE Spectrum Moderate Allocation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has two classes of shares: the Spectrum Moderate Allocation Fund
(Investor Class) and the Spectrum Moderate Allocation Fund–I Class (I Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE Spectrum Moderate Allocation Fund

are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis,

T. ROWE PRICE Spectrum Moderate Allocation Fund

to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Spectrum Moderate Allocation Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE Spectrum Moderate Allocation Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Spectrum Moderate Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 261,184 $ — $ 261,184
Bond Funds 326,826 — — 326,826
Common Stocks 755,803 250,223 1,025 1,007,051
Convertible Bonds — — 68 68
Convertible Preferred Stocks — — 3,036 3,036
Equity Funds 227,172 — — 227,172
Private Investment
Companies — — 85,326 85,326
Short-Term Investments 63,635 — — 63,635
Securities Lending Collateral 8,384 — — 8,384
Options Purchased — 8 — 8
Total Securities 1,381,820 511,415 89,455 1,982,690
Swaps* — 300 — 300
Forward Currency Exchange
Contracts — 35 — 35
Futures Contracts* 202 — — 202
Total $ 1,382,022 $ 511,750 $ 89,455 $ 1,983,227
Liabilities
TBA Sales Commitments $ — $ 546 $ — $ 546
Options Written — 729 — 729
Swaps* — 115 — 115
Forward Currency Exchange
Contracts — 102 — 102
Futures Contracts* 201 — — 201
Total $ 201 $ 1,492 $ — $ 1,693
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at May 31, 2025, totaled $7,709,000 for the year ended
May 31, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
5/31/25
Investment
in Securities
Common
Stocks $ 1,241 $ 19 $ 185 $ (420) $ — $ — $ 1,025
Convertible
Bonds 51 17 — — — — 68
Convertible
Preferred
Stocks 3,295 (200) 290 (349) 74 (74) 3,036
Private
Investment
Companies 77,514 7,812 — — — — 85,326
Total $ 82,101 $ 7,648 $ 475 $ (769) $ 74 $ (74) $ 89,455

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 1,025 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.9x
– 11.3x
7.1x Increase
Sales growth
rate
28% 28% Increase
Enterprise
value to gross
profit multiple
4.9x
– 14.1x
12.0x Increase
Gross profit
growth rate
28% 28% Increase
Enterprise
value to
EBITDA
multiple
12.0x
– 20.4x
18.7x Increase
Price to
tangible book
value multiple
2.0x
– 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Premium to
public company
multiples
25% 25% Increase
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Volatility 42% 42% Increase
Convertible
Bonds
$ 68 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 3,036 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Third-party
valuation
—# —# —#
Probability
for potential
outcome
25%
– 50%
33% Increase
Enterprise
value to sales
multiple
1.1x
– 12.8x
6.1x Increase
Sales growth
rate
15%
– 80%
26% Increase
Enterprise
value to gross
profit multiple
1.6x
– 19.2x
9.8x Increase
Gross profit
growth rate
18%
– 44%
30% Increase
Enterprise
value to
EBITDA
multiple
12.0x
– 35.9x
20.9x Increase
Price to
tangible book
value multiple
2.0x
– 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Price-to-
earnings
multiple
41.4x 41.4x Increase
Premium to
public company
multiples
25% 25% Increase
Discount rate
for cost of
capital
13%
– 38%
24% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 85,326 Rollforward of
Investee NAV
Estimated
return
0.78% 0.78% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Spectrum Moderate Allocation Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 6
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 220
Foreign exchange derivatives Forwards 35
Credit derivatives Centrally Cleared Swaps 225
Equity derivatives Futures, Securities^ 59
^
,*
Total $ 545
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 14
Interest rate derivatives Centrally Cleared Swaps, Futures 117
Foreign exchange derivatives Forwards 102
Credit derivatives Options Written 210
Equity derivatives Futures, Options Written 704
Total $ 1,147
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 37 $ 37
Interest rate
derivatives (358) 184 (314) — (26) (514)
Foreign
exchange
derivatives (28) — — 157 — 129
Credit
derivatives (42) 626 — — (359) 225
Equity
derivatives 554 (1,175) (3,232) — — (3,853)
Total $ 126 $ (365) $ (3,546) $ 157 $ (348) $ (3,976)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (8) $ (8)
Interest rate
derivatives (5) 584 224 — (32) 771
Foreign
exchange
derivatives — — — (71) — (71)
Credit
derivatives — (59) — — 220 161
Equity
derivatives (24) 711 (177) — — 510
Total $ (29) $ 1,236 $ 47 $ (71) $ 180 $ 1,363
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Moderate Allocation Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2025, securities valued at $260,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2025, collateral pledged by counterparties to the fund for bilateral

T. ROWE PRICE Spectrum Moderate Allocation Fund

derivatives consisted of securities valued at $1,197,000. As of May 31, 2025, securities valued at $6,139,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations

T. ROWE PRICE Spectrum Moderate Allocation Fund

in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 7% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between

T. ROWE PRICE Spectrum Moderate Allocation Fund

the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 5% and 14% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by

T. ROWE PRICE Spectrum Moderate Allocation Fund

the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2025, the notional amount of protection sold by the fund totaled $36,913,000 (1.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing

T. ROWE PRICE Spectrum Moderate Allocation Fund

accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to

T. ROWE PRICE Spectrum Moderate Allocation Fund

purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2025, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of May 31, 2025, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation

T. ROWE PRICE Spectrum Moderate Allocation Fund

to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2025, the value of loaned securities was $8,037,000; the value of cash collateral and related investments was $8,384,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $702,529,000 and $885,288,000, respectively, for the year ended
May 31, 2025. Purchases and sales of U.S. government securities aggregated $203,939,000 and $212,620,000, respectively, for the year ended
May 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

The tax character of distributions paid for the periods presented was as follows:
At May 31, 2025, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2025, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to straddle deferrals.
($000s)
May 31,
2025
May 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 52,828 $ 61,117
Long-term capital gain 80,741 5,926
Total distributions $ 133,569 $ 67,043
($000s)
Cost of investments $ 1,558,814
Unrealized appreciation $ 554,939
Unrealized depreciation (130,982)
Net unrealized appreciation (depreciation) $ 423,957
($000s)
Undistributed ordinary income $ 14,426
Undistributed long-term capital gain 60,366
Net unrealized appreciation (depreciation) 423,957
Loss carryforwards and deferrals (377)
Total distributable earnings (loss) $ 498,372

T. ROWE PRICE Spectrum Moderate Allocation Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE Spectrum Moderate Allocation Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2025 as indicated in the table below. At May 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class I Class
Expense limitation/I Class Limit 0.89% 0.05%
Expense limitation date 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Spectrum Moderate Allocation Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2025, expenses incurred pursuant to these service agreements were $129,000 for
Price Associates; $827,000 for T. Rowe Price Services, Inc.; and $83,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s

T. ROWE PRICE Spectrum Moderate Allocation Fund

investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended May 31, 2025, are as follows:
Total management fee waived was allocated ratably in the amounts of
$1,758,000 and $1,844,000 for the Investor Class and I Class, respectively, for the year ended May 31, 2025.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of May 31, 2025.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.48% $ 269
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.69% 415
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% 9
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 957
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 131
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 299
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.48% 412
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 8
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 0.99% 544
T. Rowe Price Real Assets Fund - I Class 0.63% 528
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 30
Total Management Fee Waived $ 3,602

T. ROWE PRICE Spectrum Moderate Allocation Fund

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended May 31, 2025, this reimbursement amounted to $2,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The

T. ROWE PRICE Spectrum Moderate Allocation Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Spectrum Moderate Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Funds II, Inc. and
Shareholders of T. Rowe Price Spectrum Moderate Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum Moderate Allocation
Fund (one of the funds constituting T. Rowe Price Spectrum Funds II, Inc., referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodians, transfer agent, investment manager and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum Moderate Allocation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $93,318,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $17,857,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $8,438,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $27,485,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $1,014,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Spectrum Moderate Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (TRPIM),
T. Rowe Price Hong Kong Limited, and T. Rowe Price International Ltd (collectively the Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board also considered that TRPIM has its own investment platform and investment management leadership, and the Adviser and TRPIM have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers

T. ROWE PRICE Spectrum Moderate Allocation Fund

between investment personnel of the Adviser and TRPIM that restrict the sharing of certain information, such as investment research, trading, and proxy voting.
The Board also reviewed the background and experience of the Adviser’s and
Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Allocation Fund

commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Allocation Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Allocation Fund

clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F102-050 7/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025